Trade and other receivables (Details 2) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	€ 10,182	€ 11,186
Other receivables	5,239	5,864
Not later than three months [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	478	744
Other receivables	21	58
Later than three months and not later than six months [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	46	49
Other receivables	9	81
Later than six months and not later than one year [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	147	69
Other receivables	202	249
Later than one year [member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	144	322
Other receivables	372	175
Total Due [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	815	1,184
Other receivables	604	563
Trade receivables neither impaired nor past due [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	8,800	9,243
Other receivables	4,604	4,869
Impaired trade receivables [Member]
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	567	759
Other receivables	€ 31	€ 432